Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Common Stock Reflected on the Consolidated Balance Sheets

The shares of common stock reflected on the consolidated balance sheets are reconciled on the following table:

Redeemable ordinary shares subject to possible redemption at December 31, 2022	$79,514,266
Less:
Redemptions	(58,351,987)
Plus:
Accretion of carrying value to redemption value	2,688,399
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$23,850,678
Less:
Redemption of Common Stock	(12,219,791)
Plus:
Accretion of carrying value to redemption value	514,400
Redeemable ordinary shares subject to possible redemption at December 31, 2024	$12,145,287

Schedule of Basic and Diluted Net Loss Per Common Share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2024		2023
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(373,285)	$(526,642)	$(35,114)	$(19,208)
Denominator:
Basic and diluted weighted average shares outstanding	1,618,885	2,283,976	4,175,166	2,283,976
Basic and diluted net loss per common share	$(0.23)	$(0.23)	$(0.01)	$(0.01)